Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT1-0423
1.9898214.102
Common Stocks - 97.3%
	Shares	Value ($)
Bermuda - 0.6%
Credicorp Ltd. (United States)	34,387	4,618,174
Kunlun Energy Co. Ltd.	8,442,000	6,657,826
Orient Overseas International Ltd.	280,000	4,654,398
TOTAL BERMUDA		15,930,398
Brazil - 3.6%
Banco do Brasil SA	3,036,900	24,348,803
Companhia Siderurgica Nacional SA (CSN)	1,264,900	4,609,785
JBS SA	1,410,500	5,579,426
Vale SA	3,099,000	57,696,844
Vibra Energia SA	2,469,400	8,007,077
TOTAL BRAZIL		100,241,935
British Virgin Islands - 0.0%
VK Co. Ltd. GDR (Reg. S) (a)(b)	217,763	73,240
Cayman Islands - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,028,609	113,352,715
China Conch Venture Holdings Ltd.	3,382,000	7,176,892
China Feihe Ltd. (c)	6,598,000	6,330,373
China Hongqiao Group Ltd.	4,155,000	4,832,783
Country Garden Holdings Co. Ltd. (d)	19,184,000	7,198,434
Daqo New Energy Corp. ADR (a)	121,608	5,534,380
Geely Automobile Holdings Ltd.	10,408,000	16,884,900
Hengan International Group Co. Ltd.	1,379,500	6,786,258
JD.com, Inc. sponsored ADR	22,091	1,315,077
Kingboard Chemical Holdings Ltd.	1,363,000	5,567,635
Meituan Class B (a)(c)	642,940	14,373,489
PagSeguro Digital Ltd. (a)	424,712	4,285,344
Tencent Holdings Ltd.	1,864,000	90,830,706
Vipshop Holdings Ltd. ADR (a)	796,753	12,325,769
WH Group Ltd. (c)	16,589,500	10,216,886
TOTAL CAYMAN ISLANDS		307,011,641
Chile - 0.5%
Banco de Credito e Inversiones	128,839	3,883,837
Banco Santander Chile	51,711,609	2,173,933
Cencosud SA	2,731,034	4,905,299
Empresas CMPC SA	2,331,662	4,009,326
TOTAL CHILE		14,972,395
China - 13.4%
Agricultural Bank of China Ltd. (H Shares)	65,157,000	23,452,186
Anhui Conch Cement Co. Ltd. (H Shares)	2,507,000	9,517,634
Bank of China Ltd. (H Shares)	108,978,000	41,484,088
Bank of Communications Co. Ltd. (H Shares)	45,271,000	27,981,974
China CITIC Bank Corp. Ltd. (H Shares)	19,243,000	9,283,787
China Coal Energy Co. Ltd. (H Shares)	4,439,000	3,562,198
China Construction Bank Corp. (H Shares)	85,658,000	55,445,646
China Galaxy Securities Co. Ltd. (H Shares)	7,354,500	3,964,473
China Life Insurance Co. Ltd. (H Shares)	15,773,000	29,034,508
China Minsheng Banking Corp. Ltd. (H Shares)	13,933,000	5,209,219
China National Building Materials Co. Ltd. (H Shares)	9,662,000	8,865,434
China Petroleum & Chemical Corp. (H Shares)	52,598,000	28,401,329
China Railway Group Ltd. (H Shares)	8,918,000	4,865,075
China Tower Corp. Ltd. (H Shares) (c)	98,914,000	11,238,705
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	7,111,300	7,376,413
CRRC Corp. Ltd. (H Shares)	9,265,000	4,199,508
Great Wall Motor Co. Ltd. (H Shares)	6,340,000	8,951,776
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,976,000	4,299,325
Haitong Securities Co. Ltd. (H Shares)	5,781,600	3,988,297
Industrial & Commercial Bank of China Ltd. (H Shares)	83,242,000	44,527,720
New China Life Insurance Co. Ltd. (H Shares)	1,819,300	4,879,291
People's Insurance Co. of China Group Ltd. (H Shares)	17,387,000	5,861,592
PICC Property & Casualty Co. Ltd. (H Shares)	13,658,000	12,840,601
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	16,415,000	11,170,536
Sinopharm Group Co. Ltd. (H Shares)	2,844,400	6,971,602
TOTAL CHINA		377,372,917
Czech Republic - 0.1%
CEZ A/S	96,185	3,905,284
Egypt - 0.1%
Commercial International Bank SAE	1,024,165	1,680,133
Greece - 0.3%
Jumbo SA	143,798	2,576,318
National Bank of Greece SA (a)	1,163,350	5,496,542
TOTAL GREECE		8,072,860
Hong Kong - 1.9%
China Merchants Holdings International Co. Ltd.	2,838,823	3,979,531
China Overseas Land and Investment Ltd.	7,888,000	21,299,741
CITIC Pacific Ltd.	13,566,000	15,874,566
Lenovo Group Ltd.	15,682,000	12,578,047
TOTAL HONG KONG		53,731,885
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	741,235	5,525,362
India - 17.7%
Aurobindo Pharma Ltd.	596,165	2,987,054
Bajaj Auto Ltd.	147,209	6,898,353
Bank of Baroda	2,192,344	4,530,079
Cipla Ltd./India	1,146,086	14,317,186
Divi's Laboratories Ltd.	221,709	9,027,681
Dr. Reddy's Laboratories Ltd.	257,545	13,687,682
Eicher Motors Ltd.	281,181	11,264,443
GAIL India Ltd.	5,574,880	6,516,124
HCL Technologies Ltd.	2,243,336	31,000,461
HDFC Bank Ltd. (a)	405,454	7,995,742
Hero Motocorp Ltd.	275,311	9,341,936
Indus Towers Ltd.	1,770,857	3,331,222
Infosys Ltd.	2,021,279	38,152,317
ITC Ltd.	6,297,647	27,236,013
Jindal Steel & Power Ltd.	843,288	6,061,943
Mahindra & Mahindra Ltd.	2,029,096	34,371,856
Maruti Suzuki India Ltd.	281,740	30,778,257
MRF Ltd.	5,124	5,712,892
NMDC Ltd.	2,422,673	3,671,058
NTPC Ltd.	10,071,447	21,139,167
Oil & Natural Gas Corp. Ltd.	8,266,567	14,761,151
Power Finance Corp. Ltd.	2,462,313	4,276,936
Power Grid Corp. of India Ltd.	5,080,743	13,511,655
REC Ltd.	2,623,366	3,922,980
Reliance Industries Ltd.	666,991	19,281,855
State Bank of India	3,699,071	25,173,906
Sun Pharmaceutical Industries Ltd.	2,288,552	29,037,926
Tata Consumer Products Ltd.	1,102,661	9,866,888
Tata Motors Ltd. (a)	4,262,134	23,786,755
Tata Steel Ltd.	17,085,933	25,216,637
Tech Mahindra Ltd.	1,340,286	16,771,076
Vedanta Ltd.	2,363,794	9,678,869
Wipro Ltd.	3,138,479	15,400,905
TOTAL INDIA		498,709,005
Indonesia - 2.0%
PT Astra International Tbk	42,906,400	17,237,739
PT Bank Negara Indonesia (Persero) Tbk	15,043,000	9,221,220
PT Indofood Sukses Makmur Tbk	9,305,900	4,182,069
PT Telkom Indonesia Persero Tbk	100,791,200	26,047,745
TOTAL INDONESIA		56,688,773
Korea (South) - 13.1%
BNK Financial Group, Inc.	614,886	3,542,895
GS Holdings Corp.	196,951	7,068,372
Hana Financial Group, Inc.	627,224	24,887,469
Hankook Tire Co. Ltd.	162,798	4,290,966
HMM Co. Ltd.	767,093	13,625,018
Hyundai Mobis	140,326	23,434,880
Hyundai Steel Co.	181,033	5,050,656
Industrial Bank of Korea	567,969	4,734,600
KB Financial Group, Inc.	812,422	36,978,847
Kia Corp.	567,102	30,859,123
Korea Investment Holdings Co. Ltd.	97,660	4,977,479
Kumho Petro Chemical Co. Ltd.	42,638	5,122,033
LG Corp.	264,825	17,812,667
LG Display Co. Ltd.	470,245	5,229,869
POSCO	146,961	36,068,205
Samsung Electronics Co. Ltd.	1,935,811	96,305,572
Shinhan Financial Group Co. Ltd.	1,052,989	35,562,742
Woori Financial Group, Inc.	1,373,508	14,309,326
TOTAL KOREA (SOUTH)		369,860,719
Kuwait - 0.9%
Agility Public Warehousing Co. KSC	3,403,538	6,589,651
Mobile Telecommunication Co.	4,494,299	8,156,729
National Bank of Kuwait	2,784,645	10,007,389
TOTAL KUWAIT		24,753,769
Malaysia - 1.7%
Axiata Group Bhd	9,911,100	7,061,062
IHH Healthcare Bhd	6,719,800	9,342,748
Kuala Lumpur Kepong Bhd	1,191,500	5,994,107
PPB Group Bhd	1,507,700	6,264,143
Sime Darby Plantation Bhd	7,036,400	7,154,121
Tenaga Nasional Bhd	5,203,200	11,498,055
TOTAL MALAYSIA		47,314,236
Mexico - 2.1%
Alfa SA de CV Series A	6,661,200	4,825,085
America Movil S.A.B. de CV Series L	35,374,800	36,970,663
Arca Continental S.A.B. de CV	883,600	7,805,317
Fibra Uno Administracion SA de CV	4,013,400	5,434,890
Grupo Televisa SA de CV	4,405,700	5,388,241
TOTAL MEXICO		60,424,196
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	4,773,750	4,973,536
ACEN Corp.	1,474,290	189,269
Ayala Corp.	524,960	6,812,996
Metropolitan Bank & Trust Co.	3,813,270	3,998,153
PLDT, Inc.	149,605	3,700,049
TOTAL PHILIPPINES		19,674,003
Poland - 0.6%
Polski Koncern Naftowy Orlen SA	1,080,636	16,195,694
Qatar - 1.0%
Industries Qatar QSC (a)	3,109,863	11,997,961
Ooredoo QSC	1,629,555	4,000,335
Qatar National Bank SAQ (a)	2,375,980	11,743,706
TOTAL QATAR		27,742,002
Russia - 0.1%
Gazprom OAO (b)	9,889,350	1,371,417
Inter Rao Ues JSC (b)	63,735,100	465,682
Magnit OJSC (b)	135,409	3,687
Mobile TeleSystems OJSC sponsored ADR (a)(b)	753,517	750,495
Sberbank of Russia (a)(b)	440,500	3,589
Surgutneftegas OJSC (b)	29,672,400	481,185
VTB Bank OJSC (a)(b)	9,075,720,096	459,530
TOTAL RUSSIA		3,535,585
Saudi Arabia - 3.3%
Almarai Co. Ltd.	529,923	7,822,471
Banque Saudi Fransi	923,803	10,055,250
Etihad Etisalat Co.	799,762	7,533,063
Jarir Marketing Co.	124,638	4,994,819
Riyad Bank	2,290,563	18,798,119
Saudi Electricity Co.	1,678,061	10,292,823
Saudi Telecom Co.	3,038,341	29,873,377
The Savola Group	554,619	4,426,016
TOTAL SAUDI ARABIA		93,795,938
Singapore - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	5,778,100	5,696,350
South Africa - 3.6%
Aspen Pharmacare Holdings Ltd.	832,407	7,232,373
Foschini Group Ltd./The	701,677	4,375,803
Impala Platinum Holdings Ltd.	1,802,396	20,857,036
MTN Group Ltd.	1,877,215	15,845,205
MultiChoice Group Ltd. (d)	883,674	6,084,146
Sasol Ltd.	1,035,802	18,817,243
Sibanye-Stillwater Ltd.	5,998,774	15,856,269
Tiger Brands Ltd.	344,016	4,113,166
Woolworths Holdings Ltd.	2,171,999	9,413,244
TOTAL SOUTH AFRICA		102,594,485
Taiwan - 14.6%
Acer, Inc.	6,460,000	5,388,454
ASE Technology Holding Co. Ltd.	7,208,000	24,299,065
ASUSTeK Computer, Inc.	1,480,000	13,468,825
AUO Corp.	15,178,200	8,527,603
Catcher Technology Co. Ltd.	1,547,000	9,191,492
Cathay Financial Holding Co. Ltd.	16,472,023	23,430,638
Evergreen Marine Corp. (Taiwan)	2,153,300	10,991,131
Foxconn Technology Co. Ltd.	2,219,000	4,021,009
Fubon Financial Holding Co. Ltd.	15,761,215	31,716,950
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,358,000	34,511,294
Innolux Corp.	20,257,040	8,280,621
Macronix International Co. Ltd.	3,934,000	4,724,248
Nanya Technology Corp.	2,495,000	4,842,156
Novatek Microelectronics Corp.	1,199,000	14,265,182
Pegatron Corp.	4,468,000	9,623,090
Pou Chen Corp.	5,372,000	6,158,181
Powertech Technology, Inc.	1,513,000	4,225,295
Radiant Opto-Electronics Corp.	986,000	3,377,089
Shin Kong Financial Holding Co. Ltd.	30,731,309	9,221,058
Sino-American Silicon Products, Inc.	1,180,000	6,437,965
Taiwan Semiconductor Manufacturing Co. Ltd.	6,386,000	112,594,946
Uni-President Enterprises Corp.	4,833,000	10,848,364
United Microelectronics Corp.	20,010,000	32,716,939
Wan Hai Lines Ltd.	2,974,000	7,572,652
Winbond Electronics Corp.	5,905,000	4,274,231
Yang Ming Marine Transport Corp.	3,701,000	7,766,706
TOTAL TAIWAN		412,475,184
Thailand - 1.9%
Bangkok Bank PCL:
(For. Reg.)	5,000	24,244
NVDR	1,208,700	5,860,737
Central Retail Corp. PCL NVDR	5,257,000	6,842,610
Charoen Pokphand Foods PCL:
(For. Reg.)	83,100	59,830
(NVDR)	7,218,700	5,197,251
Kasikornbank PCL:
NVDR	2,448,600	10,861,926
(For. Reg.)	12,500	55,450
PTT Global Chemical PCL:
(For. Reg.)	57,200	86,229
NVDR	3,479,300	5,245,032
PTT Oil & Retail Business PCL NVDR	6,358,800	4,347,397
SCB X PCL NVDR unit	1,784,200	5,683,962
Thai Beverage PCL	18,104,500	9,670,334
TOTAL THAILAND		53,935,002
Turkey - 0.6%
Akbank TAS	6,503,225	5,870,769
Haci Omer Sabanci Holding A/S	1,337,247	2,774,134
Koc Holding A/S	2,311,393	9,394,633
TOTAL TURKEY		18,039,536
United Arab Emirates - 1.4%
Emaar Properties PJSC (a)	8,495,893	12,860,299
Emirates NBD Bank PJSC (a)	5,221,816	18,410,203
Emirates Telecommunications Corp.	1,352,634	9,464,129
TOTAL UNITED ARAB EMIRATES		40,734,631
United States of America - 0.2%
360 DigiTech, Inc. ADR	258,209	6,230,583
TOTAL COMMON STOCKS (Cost $2,833,606,994)		2,746,917,741

Nonconvertible Preferred Stocks - 2.3%
	Shares	Value ($)
Brazil - 2.1%
Gerdau SA	2,283,500	14,727,615
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	8,713,500	44,749,314
TOTAL BRAZIL		59,476,929
Colombia - 0.1%
Bancolombia SA (PN)	446,245	3,391,983
Russia - 0.1%
AK Transneft OAO (b)	2,792	1,073,674
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $62,010,571)		63,942,586

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $1,864,362)	1,900,000	1,864,329

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	4,676,002	4,676,938
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	1,256,157	1,256,283
TOTAL MONEY MARKET FUNDS (Cost $5,933,221)		5,933,221

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,903,415,148)	2,818,657,877
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,778,734
NET ASSETS - 100.0%	2,821,436,611

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	213	Mar 2023	11,124,990	832,213	832,213

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,329,989 or 1.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $513,181.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	19,455,170	18,539,877	33,318,109	64,291	-	-	4,676,938	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	1,612,397	50,181,749	50,537,863	50,335	-	-	1,256,283	0.0%
Total	21,067,567	68,721,626	83,855,972	114,626	-	-	5,933,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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